Quarterly Holdings Report
for
Fidelity® Limited Term Government Fund
February 28, 2022
ISG-NPRT1-0422
1.968340.108
U.S. Government and Government Agency Obligations - 79.2%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 3.0%
Fannie Mae 0.625% 4/22/25	319,000	308,623
Federal Farm Credit Bank 0.375% 4/8/22	11,200,000	11,202,548
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		11,511,171
U.S. Treasury Obligations - 75.9%
U.S. Treasury Notes:
0.125% 6/30/22	11,384,000	11,368,992
0.125% 7/31/22	1,000,000	997,969
0.125% 8/31/22	7,700,000	7,677,742
0.125% 9/30/22 (b)	34,300,000	34,172,716
0.125% 10/15/23	574,000	562,430
0.25% 5/15/24	258,000	250,834
0.25% 7/31/25	17,354,000	16,525,618
0.25% 9/30/25	14,373,000	13,641,998
0.25% 10/31/25	5,600,000	5,307,969
0.375% 3/31/22	28,150,000	28,154,424
0.375% 10/31/23	6,000,000	5,897,813
0.375% 4/30/25	18,223,000	17,497,639
0.375% 12/31/25	1,226,000	1,165,083
0.5% 11/30/23	23,700,000	23,321,356
0.75% 3/31/26	939,000	902,504
0.75% 8/31/26	1,200,000	1,148,344
0.875% 1/31/24 (c)	7,300,000	7,221,012
0.875% 9/30/26	6,500,000	6,248,887
1.125% 10/31/26	800,000	777,375
1.125% 8/31/28	4,981,000	4,766,973
1.25% 12/31/26	7,902,000	7,719,266
1.25% 9/30/28	1,800,000	1,735,172
1.375% 1/31/25	2,300,000	2,283,469
1.5% 2/29/24	18,000,000	18,014,766
1.5% 9/30/24	7,921,000	7,901,198
1.5% 10/31/24	3,410,000	3,400,543
1.5% 1/31/27	1,144,000	1,130,504
1.5% 11/30/28	125,000	122,383
1.625% 11/15/22	779,000	783,169
1.625% 9/30/26	552,000	548,938
1.75% 6/30/22 (b)(d)	12,447,000	12,497,604
1.75% 7/31/24	7,660,000	7,695,308
1.875% 7/31/22	7,869,000	7,910,497
1.875% 9/30/22 (b)	2,900,000	2,918,691
1.875% 10/31/22	2,508,000	2,525,340
2% 5/31/24	4,240,000	4,283,891
2.125% 3/31/24	3,706,000	3,753,338
2.625% 12/31/23 (c)	12,515,000	12,784,366
TOTAL U.S. TREASURY OBLIGATIONS		285,616,121
Other Government Related - 0.3%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,050,000	1,047,230
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $301,696,173)		298,174,522

U.S. Government Agency - Mortgage Securities - 7.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.2%
12 month U.S. LIBOR + 1.360% 1.615% 10/1/35 (e)(f)	2,642	2,739
12 month U.S. LIBOR + 1.460% 1.856% 1/1/35 (e)(f)	4,355	4,523
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (e)(f)	1,327	1,381
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (e)(f)	810	847
12 month U.S. LIBOR + 1.550% 1.803% 5/1/44 (e)(f)	5,416	5,632
12 month U.S. LIBOR + 1.550% 1.921% 2/1/44 (e)(f)	3,122	3,230
12 month U.S. LIBOR + 1.560% 1.896% 2/1/44 (e)(f)	6,504	6,735
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (e)(f)	4,416	4,607
12 month U.S. LIBOR + 1.570% 1.82% 5/1/44 (e)(f)	285	296
12 month U.S. LIBOR + 1.570% 1.936% 4/1/44 (e)(f)	16,995	17,616
12 month U.S. LIBOR + 1.580% 1.83% 1/1/44 (e)(f)	6,490	6,719
12 month U.S. LIBOR + 1.580% 1.955% 4/1/44 (e)(f)	4,629	4,796
12 month U.S. LIBOR + 1.620% 1.922% 3/1/33 (e)(f)	5,524	5,731
12 month U.S. LIBOR + 1.630% 1.945% 11/1/36 (e)(f)	7,404	7,740
12 month U.S. LIBOR + 1.640% 1.944% 6/1/47 (e)(f)	9,790	10,309
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (e)(f)	1,458	1,533
12 month U.S. LIBOR + 1.750% 2.064% 7/1/35 (e)(f)	1,200	1,253
12 month U.S. LIBOR + 1.770% 2.071% 2/1/37 (e)(f)	17,180	17,959
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (e)(f)	16,835	17,599
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (e)(f)	9,151	9,592
12 month U.S. LIBOR + 1.850% 2.202% 4/1/36 (e)(f)	9,141	9,608
12 month U.S. LIBOR + 1.890% 2.166% 8/1/35 (e)(f)	9,576	10,079
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (e)(f)	966	999
6 month U.S. LIBOR + 1.530% 1.719% 12/1/34 (e)(f)	1,642	1,705
6 month U.S. LIBOR + 1.530% 1.736% 3/1/35 (e)(f)	2,638	2,742
6 month U.S. LIBOR + 1.540% 1.67% 4/1/33 (e)(f)	14,781	15,337
6 month U.S. LIBOR + 1.550% 1.701% 10/1/33 (e)(f)	1,730	1,797
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (e)(f)	1,288	1,342
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.285% 7/1/36 (e)(f)	8,387	8,714
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (e)(f)	972	1,020
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (e)(f)	2,371	2,479
U.S. TREASURY 1 YEAR INDEX + 2.300% 2.303% 12/1/32 (e)(f)	39,146	40,852
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.585% 12/1/32 (e)(f)	81,449	84,648
2% 1/1/37	49,617	49,292
3% 11/1/34 to 2/1/52	1,339,000	1,372,643
3.5% 1/1/51	1,050,000	1,083,162
4% 7/1/46 to 10/1/46	1,069,397	1,137,660
4.5% 11/1/25 to 6/1/41	293,796	315,302
5.5% 8/1/25	10,727	11,011
6% to 6% 1/1/34 to 6/1/36	166,950	188,368
6.5% 5/1/27 to 8/1/36	169,278	191,786
TOTAL FANNIE MAE		4,661,383
Freddie Mac - 0.6%
12 month U.S. LIBOR + 1.600% 1.85% 7/1/35 (e)(f)	4,861	5,080
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (e)(f)	38,186	40,036
12 month U.S. LIBOR + 1.880% 2.13% 10/1/41 (e)(f)	37,376	39,164
12 month U.S. LIBOR + 1.900% 2.167% 10/1/42 (e)(f)	14,755	15,508
12 month U.S. LIBOR + 2.030% 2.285% 3/1/33 (e)(f)	159	165
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (e)(f)	8,003	8,419
6 month U.S. LIBOR + 1.660% 1.915% 7/1/35 (e)(f)	9,480	9,871
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (e)(f)	1,908	1,996
6 month U.S. LIBOR + 1.840% 1.97% 2/1/37 (e)(f)	864	908
6 month U.S. LIBOR + 1.880% 2.021% 10/1/36 (e)(f)	18,864	19,760
6 month U.S. LIBOR + 1.990% 2.164% 10/1/35 (e)(f)	7,512	7,877
6 month U.S. LIBOR + 2.010% 2.135% 5/1/37 (e)(f)	2,698	2,832
6 month U.S. LIBOR + 2.010% 2.135% 5/1/37 (e)(f)	3,559	3,737
6 month U.S. LIBOR + 2.680% 2.841% 10/1/35 (e)(f)	1,054	1,112
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (e)(f)	13,887	14,535
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.355% 4/1/34 (e)(f)	22,412	23,601
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.598% 7/1/35 (e)(f)	12,597	13,254
3% 9/1/34	395,644	408,272
3.5% 7/1/32 to 3/1/52	1,444,375	1,505,968
5% 9/1/35	719	789
6% 1/1/24	7,248	7,463
TOTAL FREDDIE MAC		2,130,347
Ginnie Mae - 3.3%
6% 6/15/36	144,842	162,626
8% 12/15/23	2,320	2,381
2% 3/1/52 (g)	800,000	781,950
3% 9/20/51 to 10/20/51	148,358	151,019
3% 3/1/52 (g)	400,000	406,555
3% 3/1/52 (g)	400,000	406,555
3% 3/1/52 (g)	450,000	457,374
3.5% 2/20/50 to 11/20/50	330,057	340,732
3.5% 3/1/52 (g)	1,800,000	1,857,330
3.5% 3/1/52 (g)	750,000	773,887
3.5% 3/1/52 (g)	200,000	206,370
3.5% 3/1/52 (g)	1,050,000	1,083,442
3.5% 3/1/52 (g)	1,050,000	1,083,442
3.5% 3/1/52 (g)	200,000	206,370
3.5% 3/1/52 (g)	250,000	257,962
3.5% 3/1/52 (g)	1,550,000	1,599,367
3.5% 4/1/52 (g)	1,150,000	1,182,719
4% 7/20/47	324,728	341,959
4% 3/1/52 (g)	550,000	571,454
4% 3/1/52 (g)	550,000	571,454
5.47% 8/20/59 (e)(h)	100	99
TOTAL GINNIE MAE		12,445,047
Uniform Mortgage Backed Securities - 2.0%
3% 3/1/52 (g)	1,900,000	1,918,556
3% 3/1/52 (g)	300,000	302,930
3.5% 3/1/52 (g)	800,000	824,000
3.5% 3/1/52 (g)	1,250,000	1,287,500
3.5% 3/1/52 (g)	400,000	412,000
3.5% 3/1/52 (g)	350,000	360,500
3.5% 3/1/52 (g)	350,000	360,500
3.5% 3/1/52 (g)	1,900,000	1,957,000
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		7,422,986
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $26,531,380)		26,659,763

Collateralized Mortgage Obligations - 3.4%
	Principal Amount (a)	Value ($)
U.S. Government Agency - 3.4%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 1.32% 4/25/24 (e)(f)	24,742	24,659
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.1669% 8/25/31 (e)(f)	16,764	17,095
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 0.7367% 11/18/31 (e)(f)	16,458	16,659
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1869% 4/25/32 (e)(f)	3,531	3,614
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 0.6369% 11/25/32 (e)(f)	92,374	92,704
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.1869% 11/25/32 (e)(f)	7,234	7,404
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.1169% 6/25/36 (e)(f)	201,464	205,697
planned amortization class Series 2005-64 Class PX, 5.5% 6/25/35	24,959	26,377
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	8,450	8,697
Series 2004-52 Class KZ, 5.5% 7/25/34	327,595	346,716
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	51,031	2,015
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.1069% 3/25/36 (e)(f)	135,707	139,176
Series 2011-67 Class AI, 4% 7/25/26 (i)	13,019	510
Freddie Mac:
floater:
Series 2448 Class FT, 1 month U.S. LIBOR + 1.000% 1.1911% 3/15/32 (e)(f)	17,416	17,780
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 0.5911% 11/15/32 (e)(f)	20,840	20,944
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 0.7911% 2/15/32 (e)(f)	9,308	9,446
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.0911% 2/15/33 (e)(f)	53,165	54,303
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 0.5911% 3/15/34 (e)(f)	61,907	62,262
planned amortization class Series 3415 Class PC, 5% 12/15/37	23,588	25,396
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	40,883	44,239
Series 2004-2802 Class ZG, 5.5% 5/15/34	292,941	318,805
Series 2004-2862 Class NE, 5% 9/15/24	123,548	126,819
Series 2145 Class MZ, 6.5% 4/15/29	61,958	66,319
Series 2357 Class ZB, 6.5% 9/15/31	52,446	58,036
Series 3859 Class JZ, 5% 5/15/41	359,828	393,575
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 0.6617% 7/20/37 (e)(f)	34,858	35,349
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.6417% 1/20/38 (e)(f)	9,193	9,314
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 1.0217% 8/20/38 (e)(f)	72,185	73,698
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 1.0617% 9/20/38 (e)(f)	56,776	58,039
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.7257% 11/16/39 (e)(f)	40,951	41,634
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 0.6557% 12/16/39 (e)(f)	26,307	26,729
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4379% 7/20/60 (e)(f)(h)	498,189	497,312
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4013% 9/20/60 (e)(f)(h)	588,396	586,991
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4013% 8/20/60 (e)(f)(h)	516,306	515,101
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4813% 12/20/60 (e)(f)(h)	210,546	210,396
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 12/20/60 (e)(f)(h)	229,861	230,191
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 2/20/61 (e)(f)(h)	237,515	237,839
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5913% 2/20/61 (e)(f)(h)	330,733	331,110
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 4/20/61 (e)(f)(h)	187,309	187,611
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6013% 5/20/61 (e)(f)(h)	283,518	283,943
Class FC, 1 month U.S. LIBOR + 0.500% 0.6013% 5/20/61 (e)(f)(h)	216,961	217,304
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6313% 6/20/61 (e)(f)(h)	255,016	255,503
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7013% 10/20/61 (e)(f)(h)	267,029	267,891
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8013% 11/20/61 (e)(f)(h)	274,088	275,476
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8013% 1/20/62 (e)(f)(h)	179,692	180,533
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7313% 1/20/62 (e)(f)(h)	250,886	251,865
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7313% 3/20/62 (e)(f)(h)	158,966	159,641
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7513% 5/20/61 (e)(f)(h)	2,361	2,374
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3813% 5/20/63 (e)(f)(h)	5,201	5,185
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3013% 4/20/63 (e)(f)(h)	3,597	3,580
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5013% 12/20/62 (e)(f)(h)	6,345	6,336
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.4117% 10/20/47 (e)(f)	190,532	190,294
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4617% 5/20/48 (e)(f)	177,304	177,411
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4617% 6/20/48 (e)(f)	229,559	229,786
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.6117% 9/20/49 (e)(f)	565,293	569,977
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.6117% 8/20/49 (e)(f)	1,040,341	1,047,677
planned amortization class:
Series 2011-68 Class EC, 3.5% 4/20/41	155,963	160,447
Series 2017-134 Class BA, 2.5% 11/20/46	40,777	41,240
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	3,079	3,080
Series 2013-H26 Class HA, 3.5% 9/20/63 (h)	22,671	22,669
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	474,239	478,360
Series 2014-H12 Class KA, 2.75% 5/20/64 (h)	182,522	183,640
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	885,336	902,130
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(h)	4,885	5,100
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.4511% 4/20/39 (e)(j)	5,833	5,887
Series 2013-H08 Class MA, 3% 3/20/63 (h)	2,396	2,411
Series 2015-H30 Class HA, 1.75% 9/20/62 (e)(h)	42,343	42,278
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.87% 5/20/66 (e)(f)(h)	844,771	839,997
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.72% 8/20/66 (e)(f)(h)	921,956	914,155

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,821,396)		12,856,731

Commercial Mortgage Securities - 5.1%
	Principal Amount (a)	Value ($)
Freddie Mac:
floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2987% 2/25/31 (e)(f)	2,280,551	2,276,857
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2887% 3/25/31 (e)(f)	3,262,878	3,257,523
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2787% 4/25/31 (e)(f)	1,219,000	1,214,967
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2787% 5/25/28 (e)(f)	3,617,857	3,617,857
Series 2021-F114 Class A/S, 0.2687% 5/25/31 (e)	400,000	399,660
Series 2021-F119 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2587% 7/25/31 (e)(f)	3,780,944	3,777,756
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2487% 8/25/31 (e)(f)	1,694,000	1,683,884
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.2287% 8/25/28 (e)(f)	2,128,000	2,115,169
sequential payer Series 2021-K136 Class A2, 2.127% 11/25/31	840,000	821,340
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,253,797)		19,165,013

Foreign Government and Government Agency Obligations - 3.1%
	Principal Amount (a)	Value ($)
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	11,058,000	11,724,346
5.5% 12/4/23	4,000	4,277
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,568,786)		11,728,623

Money Market Funds - 17.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (k)	45,865,985	45,875,159
Fidelity Securities Lending Cash Central Fund 0.31% (k)(l)	19,408,069	19,410,010
TOTAL MONEY MARKET FUNDS (Cost $65,285,168)		65,285,169

TOTAL INVESTMENT IN SECURITIES - 115.3% (Cost $437,156,700)	433,869,821
NET OTHER ASSETS (LIABILITIES) - (15.3)%	(57,558,627)
NET ASSETS - 100.0%	376,311,194

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
3.5% 3/1/52	(1,900,000)	(1,960,515)

Uniform Mortgage Backed Securities
3% 3/1/52	(350,000)	(353,418)
3% 3/1/52	(1,000,000)	(1,009,766)
3% 3/1/52	(300,000)	(302,930)
3% 3/1/52	(250,000)	(252,442)
3% 3/1/52	(100,000)	(100,977)
3.5% 3/1/52	(1,300,000)	(1,339,000)
3.5% 3/1/52	(1,050,000)	(1,081,500)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(4,440,033)

TOTAL TBA SALE COMMITMENTS (Proceeds $6,369,172)		(6,400,548)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3	Jun 2022	382,313	3,064	3,064
CBOT 2-Year U.S. Treasury Note Contracts (United States)	399	Jun 2022	85,875,398	273,531	273,531
CBOT 5-Year U.S. Treasury Note Contracts (United States)	458	Jun 2022	54,172,813	339,172	339,172

TOTAL PURCHASED					615,767

Sold

Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	15	Jun 2022	2,350,313	(30,910)	(30,910)

TOTAL FUTURES CONTRACTS					584,857
The notional amount of futures purchased as a percentage of Net Assets is 37.3%
The notional amount of futures sold as a percentage of Net Assets is 0.6%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
1%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Mar 2027	1,804,000	(34,741)	0	(34,741)
1.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Mar 2029	1,568,000	(37,137)	0	(37,137)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Mar 2052	196,000	(12,713)	0	(12,713)
TOTAL INTEREST RATE SWAPS							(84,591)	0	(84,591)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $830,600.
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $123,511.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	10,968,112	63,361,860	28,454,813	3,612	-	-	45,875,159	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	1,018,756	73,814,484	55,423,230	10,429	-	-	19,410,010	0.1%
Total	11,986,868	137,176,344	83,878,043	14,041	-	-	65,285,169

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations and Foreign Government and Government Agency Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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